UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757


                        SMITH BARNEY SECTOR SERIES INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: OCTOBER 31
                    Date of reporting period: APRIL 30, 2003



ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

                                  SMITH BARNEY
                               SECTOR SERIES INC.

                                  SMITH BARNEY
                                TECHNOLOGY FUND


             RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2003






                            [LOGO]  Smith Barney
                                    Mutual Funds

                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R)

 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of
                         Citigroup Global Markets Inc.


             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

Research Series

Semi-Annual Report o April 30, 2003

SMITH BARNEY
TECHNOLOGY FUND

SMITH BARNEY FUND
MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.


FUND OBJECTIVE*

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.


FUND FACTS

FUND INCEPTION
----------------------
February 28, 2000



----------
* Since the Fund focuses its investments on companies involved in the technology industries, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.




WHAT'S INSIDE


Letter From the Chairman ....................................................  1

Schedule of Investments .....................................................  2

Statement of Assets and Liabilities .........................................  4

Statement of Operations .....................................................  5

Statements of Changes in Net Assets .........................................  6

Notes to Financial Statements ...............................................  7

Financial Highlights ........................................................ 12



[LOGO] Smith Barney
       Mutual Funds

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R)

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------


                                                  [Photo of R. Jay Gerken]
                                                  R. JAY GERKEN
                                                  CHAIRMAN, PRESIDENT AND
                                                  CHIEF EXECUTIVE OFFICER

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. to that end, we encourage you to go to our website: www.smithbarneymutualfunds.com(1) where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.


Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken
Chairman, President and Chief Executive Officer

MAY 23, 2003




----------
(1)  MATTERS REFERENCED ARE NOT INCORPORATED BY REFERENCE UNLESS OTHERWISE
     STATED.



  1   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003
--------------------------------------------------------------------------------

     SHARES                               SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

COMPUTER COMMUNICATIONS -- 9.4%
          8,400     Affiliated Computer Services, Inc., Class A Shares*               $   400,680
         23,400     Ceridian Corp.*                                                       326,430
        397,504     Cisco Systems, Inc.*                                                5,978,460
         19,800     SunGard Data Systems Inc.*                                            425,700
--------------------------------------------------------------------------------------------------
                                                                                        7,131,270
--------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 23.7%
         18,900     The BISYS Group, Inc.*                                                319,032
         64,200     BMC Software, Inc.*                                                   957,864
         31,581     Check Point Software Technologies Ltd.*                               496,769
         30,200     Computer Associates International, Inc.                               490,448
         10,700     DST Systems, Inc.*                                                    328,490
        289,500     EMC Corp.*                                                          2,631,555
         32,132     J.D. Edwards & Co.*                                                   384,941
        276,152     Microsoft Corp.                                                     7,061,207
        327,215     Oracle Corp.*                                                       3,887,314
         68,000     Siebel Systems, Inc.*                                                 589,560
         78,600     TIBCO Software Inc.*                                                  387,498
         21,400     VERITAS Software Corp.*                                               471,014
--------------------------------------------------------------------------------------------------
                                                                                       18,005,692
--------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES -- 4.9%
         57,800     Accenture Ltd., Class A Shares*                                       925,956
         38,300     Concord EFS, Inc.*                                                    529,689
         18,300     Paychex, Inc.                                                         569,862
        237,100     Solectron Corp.*                                                      756,349
         31,400     USA Interactive*                                                      940,430
--------------------------------------------------------------------------------------------------
                                                                                        3,722,286
--------------------------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING -- 28.8%
        193,213     Dell Computer Corp.*                                                5,585,788
         20,294     Electronic Data Systems Corp.                                         368,336
        109,800     Hewlett-Packard Co.                                                 1,789,740
        331,771     Intel Corp.                                                         6,104,586
         94,749     International Business Machines Corp.                               8,044,190
--------------------------------------------------------------------------------------------------
                                                                                       21,892,640
--------------------------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING PERIPHERALS -- 1.9%
        107,571     Network Appliance, Inc.*                                            1,428,543
--------------------------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING SERVICES -- 6.1%
         51,511     Automatic Data Processing Inc.                                      1,732,315
         46,268     First Data Corp.                                                    1,815,094
         11,800     Fiserv, Inc.*                                                         347,392
         76,400     Unisys Corp.*                                                         794,560
--------------------------------------------------------------------------------------------------
                                                                                        4,689,361
--------------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS.


  2   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   APRIL 30, 2003
--------------------------------------------------------------------------------

     SHARES                                          SECURITY                                     VALUE
-----------------------------------------------------------------------------------------------------------

ELECTRONIC PRODUCTION EQUIPMENT -- 2.8%
         92,082     Applied Materials, Inc.*                                                   $ 1,344,397
         25,400     Celestica Inc.*                                                                293,624
         18,400     Novellus Systems, Inc.*                                                        515,936
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,153,957
-----------------------------------------------------------------------------------------------------------
MULTIMEDIA -- 4.4%
        243,078     AOL Time Warner Inc.*                                                        3,325,307
-----------------------------------------------------------------------------------------------------------
OTHER CONSUMER SERVICES -- 1.9%
         15,765     eBay Inc.*                                                                   1,462,519
-----------------------------------------------------------------------------------------------------------
RETAIL -- 0.4%
          7,900     CDW Computer Centers, Inc.*                                                    336,856
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS -- 10.0%
         22,500     Agilent Technologies, Inc.*                                                    360,450
         55,514     Linear Technology Corp.                                                      1,913,568
         30,500     Maxim Integrated Products, Inc.*                                             1,198,345
         66,200     Micron Technology, Inc.*                                                       562,700
         74,383     STMicroelectronics N.V., NY Registered Shares                                1,531,546
         80,482     Texas Instruments Inc.                                                       1,488,112
         19,727     Xilinx, Inc.*                                                                  534,010
-----------------------------------------------------------------------------------------------------------
                                                                                                 7,588,731
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.1%
         42,100     Amdocs Ltd.*                                                                   743,486
         84,000     Comverse Technology, Inc.*                                                   1,097,880
         46,400     Nokia Oyj, Sponsored ADR                                                       768,848
         39,860     QUALCOMM Inc.*                                                               1,271,136
-----------------------------------------------------------------------------------------------------------
                                                                                                 3,881,350
-----------------------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost -- $100,015,298)                                                      75,618,512
-----------------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                                          SECURITY                                    VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
       $454,000     UBS Warburg LLC, 1.330% due 5/1/03; Proceeds at maturity -- $454,017;
                      (Fully collateralized by U.S. Treasury Bonds, 4.410% due 12/27/05;
                      Market value -- $469,200) (Cost -- $454,000)                                 454,000
-----------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $100,469,298**)                                                   $76,072,512
-----------------------------------------------------------------------------------------------------------

  * NON-INCOME PRODUCING SECURITY.
 ** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR -- American Depositary Receipt.



                       SEE NOTES TO FINANCIAL STATEMENTS.


   3  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2003
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $100,469,298)                          $   76,072,512
     Cash                                                                             386
     Receivable for Fund shares sold                                              156,658
     Dividends and interest receivable                                              7,071
------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                              76,236,627
------------------------------------------------------------------------------------------
LIABILITIES:
     Management fee payable                                                        50,660
     Distribution fees payable                                                     47,952
     Payable for Fund shares purchased                                             44,378
     Accrued expenses                                                              94,370
------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                            237,360
------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                            $  75,999,267
------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                            $      25,196
     Capital paid in excess of par value                                      267,330,789
     Accumulated net investment loss                                             (617,113)
     Accumulated net realized loss from security transactions                (166,342,819)
     Net unrealized depreciation of investments                               (24,396,786)
------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                            $  75,999,267
------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A                                                                    6,592,926
     -------------------------------------------------------------------------------------
     Class B                                                                   10,975,313
     -------------------------------------------------------------------------------------
     Class L                                                                    7,627,846
     -------------------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                                 $3.07
     -------------------------------------------------------------------------------------
     Class B *                                                                      $3.00
     -------------------------------------------------------------------------------------
     Class L **                                                                     $3.00
     -------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)              $3.23
     -------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)              $3.03
------------------------------------------------------------------------------------------

  * REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE (SEE NOTE 2).
 ** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES
    ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE (SEE NOTE 2).



                       SEE NOTES TO FINANCIAL STATEMENTS.


  4   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                              $   125,021
     Interest                                                                     2,177
     Less: Foreign withholding tax                                                 (893)
----------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                    126,305
----------------------------------------------------------------------------------------
EXPENSES:
     Management fee (Note 2)                                                    342,114
     Distribution fees (Note 7)                                                 289,332
     Shareholder servicing fees (Note 7)                                         59,368
     Shareholder communications (Note 7)                                         24,725
     Audit and legal                                                             19,005
     Custody                                                                     17,801
     Blue sky fees                                                                9,892
     Directors' fees                                                              5,837
     Other                                                                        5,928
----------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                             774,002
     Less: Management fee waiver (Note 2)                                       (34,519)
----------------------------------------------------------------------------------------
     NET EXPENSES                                                               739,483
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            (613,178)
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain (Loss) From:
        Security transactions (excluding short-term securities)             (12,763,953)
        Foreign currency transactions                                               247
----------------------------------------------------------------------------------------
     NET REALIZED LOSS                                                      (12,763,706)
----------------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments:
        Beginning of period                                                 (44,711,068)
        End of period                                                       (24,396,786)
----------------------------------------------------------------------------------------
     DECREASE IN NET UNREALIZED DEPRECIATION                                 20,314,282
----------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                7,550,576
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $ 6,937,398
----------------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS.


  5   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                                          2003              2002
---------------------------------------------------------------------------------------------------------------------

OPERATIONS:
     Net investment loss                                                              $   (613,178)     $ (1,907,534)
     Net realized loss                                                                 (12,763,706)      (55,820,117)
     Decrease in net unrealized depreciation                                            20,314,282        17,971,861
---------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   6,937,398       (39,755,790)
---------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                                    7,666,460        23,320,764
     Net asset value of shares issued in connection with the transfer of
       the Smith Barney Sector Series Global Technology Fund's net assets (Note 6)              --         4,410,560
     Cost of shares reacquired                                                          (7,824,647)      (30,207,033)
---------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                  (158,187)       (2,475,709)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                        6,779,211       (42,231,499)

NET ASSETS:
     Beginning of period                                                                69,220,056       111,451,555
---------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                   $ 75,999,267      $ 69,220,056
---------------------------------------------------------------------------------------------------------------------

* Includes accumulated net investment loss of:                                           $(617,113)          $(4,182)
---------------------------------------------------------------------------------------------------------------------





                       SEE NOTES TO FINANCIAL STATEMENTS.


  6   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

The Smith Barney Technology Fund ("Fund") is a non-diversified investment fund of the Smith Barney Sector Series Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company of 1940, as amended, as an open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Financial Services Fund and Smith Barney Health Sciences Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.





  7  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.95% of the average daily net assets. This fee is calculated daily and paid monthly. SBFM has delegated the daily management of the Fund to Citi Fund Management Inc. ("CFM"), an affiliate of SBFM. For services provided to the Fund, the investment manager pays CFM a subadvisory fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2003, SBFM waived a portion of its management fee amounting to $34,519.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder record keeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $36,959 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSConly applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $48,000 and $10,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                                CLASS B                CLASS L
--------------------------------------------------------------------------------
CDSCs                                           $48,000                $1,000
--------------------------------------------------------------------------------

All officers and one Director of the Series are employees of Citigroup or its affiliates.





  8  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.  Investments

During the six months ended April 30, 2003,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
securities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $25,296,234
--------------------------------------------------------------------------------
Sales                                                                26,466,748
--------------------------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                        $3,044,532
Gross unrealized depreciation                                       (27,441,318)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(24,396,786)
--------------------------------------------------------------------------------


4.  Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


5.  Concentration of Risk

The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.


6.  Transfer of Net Assets

On November 9, 2001, the Fund acquired the assets and certain liabilities of the Smith Barney Sector Series Global Technology Fund pursuant to a plan of reorganization approved by Smith Barney Sector Series Global Technology Fund shareholders on November 7, 2001. Total shares issued by the Fund, the total net assets of the Smith Barney Sector Series Global Technology Fund and total net assets of the Fund on the date of the transfer were as follows:

                                                           TOTAL NET ASSETS OF THE
                                        SHARES ISSUED    SMITH BARNEY SECTOR SERIES    TOTAL NET ASSETS
ACQUIRED FUND                            BY THE FUND       GLOBAL TECHNOLOGY FUND         OF THE FUND
-------------------------------------------------------------------------------------------------------
Smith Barney Sector Series Global
  Technology Fund                         762,406                $3,600,972             $125,856,495
-------------------------------------------------------------------------------------------------------

The total net assets of the Smith Barney Sector Series Global Technology Fund before acquisition included unrealized appreciation of $809,588 and accumulated net realized loss of $3,397,737. Total net assets of the Fund immediately after the transfer were $129,457,469. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.





  9  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                          CLASS A        CLASS B        CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees                    $23,596       $154,375       $111,361
--------------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                          CLASS A        CLASS B        CLASS L
--------------------------------------------------------------------------------
Shareholder Servicing Fees                $15,563        $25,460        $18,345
--------------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                          CLASS A        CLASS B        CLASS L
--------------------------------------------------------------------------------
Shareholder Communication Expenses         $6,584        $10,691         $7,450
--------------------------------------------------------------------------------


8. Capital Shares

At April 30, 2003, the Fund had 800 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                               SIX MONTHS ENDED                  YEAR ENDED
                                                                APRIL 30, 2003                OCTOBER 31, 2002
                                                          -------------------------     ---------------------------
                                                            SHARES       AMOUNT             SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------

CLASS A
Shares sold                                                 929,513    $ 2,746,092        1,990,284    $ 7,496,896
Net asset value of shares issued in connection
  with the transfer of the Smith Barney Sector Series
  Global Technology Fund's net assets (Note 6)                   --             --          163,529        882,843
Shares reacquired                                          (728,333)    (2,143,922)      (2,181,900)    (8,455,952)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                     201,180    $   602,170          (28,087)   $   (76,213)
-------------------------------------------------------------------------------------------------------------------






 10   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED                  YEAR ENDED
                                                                APRIL 30, 2003                OCTOBER 31, 2002
                                                          -------------------------     ---------------------------
                                                            SHARES       AMOUNT             SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------

CLASS B
Shares sold                                                 1,245,674   $ 3,623,905       2,439,114    $  9,436,025
Net asset value of shares issued in connection
  with the transfer of the Smith Barney Sector Series
  Global Technology Fund's net assets (Note 6)                     --            --         260,918       1,635,914
Shares reacquired                                          (1,043,503)   (2,974,597)     (2,804,216)    (10,043,552)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                       202,171   $   649,308        (104,184)   $  1,028,387
-------------------------------------------------------------------------------------------------------------------

CLASS L
Shares sold                                                   445,749   $ 1,296,463       1,483,885    $  6,387,843
Net asset value of shares issued in connection
  with the transfer of the Smith Barney Sector Series
  Global Technology Fund's net assets (Note 6)                     --            --         337,959       1,891,803
Shares reacquired                                            (951,943)   (2,706,128)     (3,089,858)    (11,707,529)
-------------------------------------------------------------------------------------------------------------------
Net Decrease                                                 (506,194)  $(1,409,665)     (1,268,014)   $ (3,427,883)
-------------------------------------------------------------------------------------------------------------------








 11  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                 2003(1)(2)      2002(2)        2001          2000(3)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $2.78         $4.21         $9.14         $11.40
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                         (0.02)        (0.05)        (0.08)         (0.07)
   Net realized and unrealized gain (loss)         0.31         (1.38)        (4.85)         (2.19)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.29         (1.43)        (4.93)         (2.26)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $3.07         $2.78         $4.21         $ 9.14
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      10.43%++     (33.97)%      (53.94)%       (19.82)%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                $20,240       $17,754       $27,058        $46,363
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                  1.50%+        1.50%         1.50%          1.52%+
   Net investment loss                            (1.15)+       (1.29)        (1.31)         (1.31)+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              35%           76%           62%            24%
------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                            Per Share Increases to           Expense Ratios
                              Net Investment Loss          Without Fee Waiver
                            ----------------------         ------------------
          2003                       $0.00*                        1.60%+
          2002                        0.01                         1.64
          2001                        0.00*                        1.58
          2000                        0.00*                        1.60+

(5) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50%.

*    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.







 12   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES                                 2003(1)(2)      2002(2)        2001          2000(3)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $2.72         $4.16         $9.09         $11.40
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                         (0.03)        (0.08)        (0.12)         (0.12)
   Net realized and unrealized gain (loss)         0.31         (1.36)        (4.81)         (2.19)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.28         (1.44)        (4.93)         (2.31)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $3.00         $2.72         $4.16         $ 9.09
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      10.29%++     (34.62)%      (54.24)%       (20.26)%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                $32,896       $29,324       $45,266        $74,227
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                  2.25%+        2.24%         2.25%          2.27%+
   Net investment loss                            (1.90)+       (2.04)        (2.06)         (2.06)+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              35%           76%           62%            24%
------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                           Per Share Increases to           Expense Ratios
                             Net Investment Loss          Without Fee Waiver
                           ----------------------         ------------------
         2003                       $0.00*                        2.35%+
         2002                        0.01                         2.39
         2001                        0.00*                        2.33
         2000                        0.00*                        2.35+

(5) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25%.

*    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.







 13   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS L SHARES                                 2003(1)(2)      2002(2)        2001          2000(3)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $2.72         $4.16         $9.09         $11.40
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                         (0.03)        (0.08)        (0.12)         (0.12)
   Net realized and unrealized gain (loss)         0.31         (1.36)        (4.81)         (2.19)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.28         (1.44)        (4.93)         (2.31)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $3.00         $2.72         $4.16         $ 9.09
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      10.29%++     (34.62)%      (54.24)%       (20.26)%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                $22,863       $22,142       $39,127        $67,815
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                  2.25%+        2.24%         2.25%          2.27%+
   Net investment loss                            (1.90)+       (2.04)        (2.06)         (2.06)+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              35%           76%           62%            24%
------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2003, YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                          Per Share Increases to           Expense Ratios
                            Net Investment Loss          Without Fee Waiver
                          ----------------------         ------------------
        2003                       $0.00*                        2.35%+
        2002                        0.01                         2.39
        2001                        0.00*                        2.33
        2000                        0.00*                        2.35+

(5) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25%.

*    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.







 14   SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

SMITH BARNEY
TECHNOLOGY FUND




    DIRECTORS                             INVESTMENT MANAGER

    Herbert Barg                          Smith Barney Fund Management LLC
    Dwight B. Crane
    Burt N. Dorsett
    R. Jay Gerken, Chairman               INVESTMENT SUBADVISER
    Elliot S. Jaffe
    Stephen E. Kaufman                    Citi Fund Management Inc.
    Joseph J. McCann
    Cornelius C. Rose, Jr.
                                          DISTRIBUTORS

    OFFICERS                              Citigroup Global Markets Inc.
                                          PFS Distributors, Inc.
    R. Jay Gerken
    President and Chief
    Executive Officer                     CUSTODIAN

    Lewis E. Daidone                      State Street Bank and
    Senior Vice President and               Trust Company
    Chief Administrative Officer

    Richard L. Peteka                     TRANSFER AGENT
    Chief Financial Officer
    and Treasurer                         Citicorp Trust Bank, fsb.
                                          125 Broad Street, 11th Floor
    Kaprel Ozsolak                        New York, New York 10004
    Controller

    Christina T. Sydor                    SUB-TRANSFER AGENTS
    Secretary
                                          PFPC Global Fund Services
                                          P.O. Box 9699
                                          Providence, Rhode Island
                                          02940-9699

                                          Primerica Shareholder Services
                                          P.O. Box 9662
                                          Providence, Rhode Island
                                          02940-9662

SMITH BARNEY TECHNOLOGY FUND
--------------------------------------------------------------------------------


                    This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Technology Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.


                    SMITH BARNEY TECHNOLOGY FUND
                    Smith Barney Mutual Funds
                    125 Broad Street
                    10th Floor, MF-2
                    New York, New York 10004


                    For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospec-tus. Read it carefully before you invest or send money.


                    www.smithbarneymutualfunds.com



                    (C) 2003 Citigroup Global Markets Inc.

                    Member NASD, SIPC

                    FD02551 6/03                                      03-4964

ITEM 2.   CODE OF ETHICS.

          Not applicable.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.


ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.


ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.


ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


SMITH BARNEY SECTOR SERIES INC.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Sector Series Inc.

Date: June 30, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Sector Series Inc.

Date: June 30, 2003

By:   /s/ RICHARD PETEKA
      Chief Financial Officer of
      Smith Barney Sector Series Inc.

Date: June 30, 2003